Basis of Presentation - Additional Information (Detail)	1 Months Ended						12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013 Tiwest Joint Venture	Dec. 31, 2012 Tiwest Joint Venture	Mar. 31, 2012 Tiwest Joint Venture	Dec. 31, 2012 Tiwest Joint Venture	Dec. 31, 2011 Tiwest Joint Venture	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum
Schedule of Equity Method Investments [Line Items]
Investment in joint venture operation	50.00%	100.00%	50.00%	100.00%	100.00%	50.00%
Percentage of Investment in affiliates carried as "Other Long-Term Assets"							20.00%	50.00%
Percentage of revenue and expense of joint venture incorporation	100.00%
Retained ownership interest of Exxaro and its subsidiaries	26.00%